Quarterly Holdings Report
for
Fidelity® Trend Fund
March 31, 2024
TRE-NPRT1-0524
1.799849.120
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.9%
Entertainment - 0.8%
Netflix, Inc. (a)	42,000	25,508
Interactive Media & Services - 8.8%
Alphabet, Inc. Class A (a)	814,140	122,878
Meta Platforms, Inc. Class A	354,200	171,992
		294,870
Media - 0.3%
The Trade Desk, Inc. (a)	133,570	11,677
TOTAL COMMUNICATION SERVICES		332,055
CONSUMER DISCRETIONARY - 17.1%
Automobile Components - 0.2%
Tube Investments of India Ltd.	149,200	6,686
Automobiles - 0.6%
Ferrari NV	46,200	20,140
Broadline Retail - 8.4%
Amazon.com, Inc. (a)	1,569,400	283,088
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	6,700	24,307
Chipotle Mexican Grill, Inc. (a)	12,968	37,695
		62,002
Household Durables - 1.9%
Toll Brothers, Inc.	133,700	17,297
TopBuild Corp. (a)	102,000	44,954
		62,251
Specialty Retail - 1.0%
RH (a)	96,000	33,433
Textiles, Apparel & Luxury Goods - 3.1%
Brunello Cucinelli SpA	169,500	19,384
Compagnie Financiere Richemont SA Series A	98,670	15,022
Hermes International SCA	14,000	35,736
lululemon athletica, Inc. (a)	21,600	8,438
LVMH Moet Hennessy Louis Vuitton SE	29,430	26,481
NIKE, Inc. Class B	400	38
		105,099
TOTAL CONSUMER DISCRETIONARY		572,699
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Costco Wholesale Corp.	47	34
FINANCIALS - 2.1%
Capital Markets - 0.7%
Ares Management Corp.	186,200	24,761
Financial Services - 1.4%
Flywire Corp. (a)	1,831,200	45,432
Insurance - 0.0%
Brookfield Reinsurance Ltd. (b)	1,826	76
TOTAL FINANCIALS		70,269
HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	325,092	22,266
Insulet Corp. (a)	34,613	5,933
Stryker Corp.	73,007	26,127
		54,326
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	7,000	1,622
Life Sciences Tools & Services - 0.4%
West Pharmaceutical Services, Inc.	29,657	11,736
Pharmaceuticals - 2.5%
Eli Lilly & Co.	106,851	83,126
TOTAL HEALTH CARE		150,810
INDUSTRIALS - 18.9%
Aerospace & Defense - 5.7%
Axon Enterprise, Inc. (a)	121,317	37,958
HEICO Corp. Class A	298,288	45,918
Howmet Aerospace, Inc.	512,200	35,050
The Boeing Co. (a)	39,200	7,565
TransDigm Group, Inc.	54,077	66,601
		193,092
Building Products - 1.4%
Tecnoglass, Inc.	219,600	11,426
The AZEK Co., Inc. (a)	348,700	17,512
Trane Technologies PLC	66,400	19,933
		48,871
Commercial Services & Supplies - 0.8%
Cintas Corp.	39,203	26,934
Construction & Engineering - 4.0%
Comfort Systems U.S.A., Inc.	152,400	48,419
Construction Partners, Inc. Class A (a)	177,077	9,943
EMCOR Group, Inc.	136,400	47,767
Quanta Services, Inc.	104,500	27,149
		133,278
Electrical Equipment - 1.8%
Vertiv Holdings Co.	750,900	61,326
Ground Transportation - 3.4%
Lyft, Inc. (a)	726,700	14,062
Saia, Inc. (a)	52,600	30,771
Uber Technologies, Inc. (a)	681,465	52,466
XPO, Inc. (a)	135,900	16,584
		113,883
Machinery - 0.7%
Symbotic, Inc. (a)(b)	519,900	23,396
Professional Services - 0.5%
KBR, Inc.	245,000	15,597
TDCX, Inc. ADR (a)	8,200	59
		15,656
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd.	278,600	18,750
TOTAL INDUSTRIALS		635,186
INFORMATION TECHNOLOGY - 45.2%
Electronic Equipment, Instruments & Components - 0.5%
Jabil, Inc.	61,000	8,171
Novanta, Inc. (a)	38,049	6,650
		14,821
IT Services - 1.6%
Globant SA (a)	75,231	15,189
MongoDB, Inc. Class A (a)	36,000	12,911
Shopify, Inc. Class A (a)	289,500	22,341
Snowflake, Inc. (a)	24,800	4,008
		54,449
Semiconductors & Semiconductor Equipment - 21.7%
Advanced Micro Devices, Inc. (a)	153,600	27,723
ASML Holding NV (depository receipt)	35,102	34,065
Astera Labs, Inc.	6,000	445
Broadcom, Inc.	23,700	31,412
GlobalFoundries, Inc. (a)	265,273	13,823
Lam Research Corp.	31,717	30,815
Lattice Semiconductor Corp. (a)(b)	756,000	59,142
Marvell Technology, Inc.	457,879	32,454
Microchip Technology, Inc.	323,876	29,055
Micron Technology, Inc.	265,900	31,347
Monolithic Power Systems, Inc.	50,100	33,939
NVIDIA Corp.	403,636	364,709
NXP Semiconductors NV	25,000	6,194
Renesas Electronics Corp.	986,500	17,580
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	110,000	14,966
		727,669
Software - 18.4%
Adobe, Inc. (a)	57,234	28,880
Atlassian Corp. PLC (a)	55,800	10,887
Cadence Design Systems, Inc. (a)	170,169	52,970
Datadog, Inc. Class A (a)	40,700	5,031
Dynatrace, Inc. (a)	120,700	5,605
Fair Isaac Corp. (a)	64,559	80,674
Microsoft Corp.	1,029,800	433,255
		617,302
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	589,276	101,049
TOTAL INFORMATION TECHNOLOGY		1,515,290
REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
CoStar Group, Inc. (a)	467,270	45,138
Digitalbridge Group, Inc.	364,800	7,030
		52,168
TOTAL COMMON STOCKS (Cost $1,616,761)		3,328,511

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	17,253,115	17,257
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	75,195,173	75,203
TOTAL MONEY MARKET FUNDS (Cost $92,460)		92,460

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,709,221)	3,420,971
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(67,069)
NET ASSETS - 100.0%	3,353,902

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	169,844	152,587	200	-	-	17,257	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	31,525	115,228	71,550	262	-	-	75,203	0.2%
Total	31,525	285,072	224,137	462	-	-	92,460

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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